ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	26.2%
ACC Auto Trust Series 2022-A(a) 4.58%, 07/15/26		$10,626,393	$10,554,573
Barings CLO Ltd. Series 2019-2A (Floating, ICE LIBOR USD 3M + 3.40%, 3.40% Floor)(a)(b) 4.44%, 04/15/36		2,000,000	1,886,630
Business Jet Securities LLC Series 2021-1A(a) 2.92%, 04/15/36		2,186,913	1,953,867
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		2,250,216	2,007,006
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		14,673,078	12,493,711
Conseco Finance Corp. Series 1998-8(c) 6.98%, 09/01/30		3,302,086	3,153,068
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		5,000,000	4,999,620
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		4,653,147	4,048,470
ICG U.S. CLO Ltd. Series 2020-1A (Floating, ICE LIBOR USD 3M + 3.60%, 3.60% Floor)(a)(b) 4.66%, 01/20/35		3,000,000	2,792,843
KKR CLO Ltd. Series 37A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(b) 3.60%, 01/20/35		5,000,000	4,667,995
Madison Park Funding XLV Ltd. Series 2020-45A (Floating, ICE LIBOR USD 3M + 3.15%, 3.15% Floor)(a)(b) 4.19%, 07/15/34		1,500,000	1,403,791
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		1,432,172	1,297,398
MF1 LLC Series 2022-FL9 (Floating, CME Term SOFR 1M + 2.15%, 2.15% Floor)(a)(b) 2.96%, 06/19/37		10,000,000	9,972,960
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		12,806,736	11,923,295
Oasis Securitization Funding LLC Series 2021-1A(a) 2.58%, 02/15/33		707,201	698,934
Oasis Securitization Funding LLC Series 2021-2A(a) 2.14%, 10/15/33		8,919,452	8,733,238
PAGAYA AI Debt Trust Series 2022-2(a) 4.97%, 01/15/30		10,335,000	10,250,687
PMT Issuer Trust - FMSR Series 2022-FT1 (Floating, U.S. 30-Day Average SOFR + 4.19%, 4.19% Floor)(a)(b) 5.14%, 06/25/27		8,000,000	7,960,000
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(b) 5.18%, 05/25/27		12,000,000	11,933,513
Project Silver Series 2019-1(a) 3.97%, 07/15/44		3,556,569	3,049,756
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 9.97%, 05/15/32		2,250,000	2,224,392

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 12.66%, 05/15/32		$8,250,000	$8,160,373
Skyline Aircraft Series 2006-S3(d) 6.17%, 08/17/33		4,964,581	4,356,419
Sound Point CLO XXVII Ltd. Series 2020-2A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(b) 4.53%, 10/25/34		5,000,000	4,691,129
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(b) 4.53%, 07/25/34		4,000,000	3,765,854
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 3.25%, 3.25% Floor)(a)(b) 4.43%, 10/25/34		2,750,000	2,567,411
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		5,000,000	4,957,946
U.S. Auto Funding Trust Series 2022-1A(a) 11.79%, 06/15/29		5,000,000	4,771,006
Upstart Securitization Trust Series 2022-2(a) 4.37%, 05/20/32		10,000,000	9,884,535
Upstart Securitization Trust Series 2022-3(a)(e) 0.00%, 06/20/32		5,575	2,001,369
TOTAL ASSET-BACKED SECURITIES (Cost $169,835,504)			163,161,789
BANK DEBTS	7.7%
AssuredPartners, Inc. 5.50%, 02/01/27		4,987,212	4,663,043
AthenaHealth Group, Inc. 5.66%, 02/15/29		4,275,362	3,925,338
AthenaHealth Group, Inc.(f) 02/15/29		724,638	665,312
Caesars Resort Collection LLC 4.93%, 09/01/24		10,000,000	9,610,400
Epicor Software Corp. 5.04%, 07/30/27		4,987,310	4,696,550
Latam Airlines Group S.A. 14.00%, 08/08/22		4,285,285	4,335,294
Latam Airlines Group S.A.(f) 08/08/22		5,714,715	5,781,406
TK Elevator U.S. Newco, Inc. 4.02%, 07/29/27		5,000,000	4,671,900
Travelport Finance Luxembourg S.a.r.l. 9.76%, 02/28/25		5,091,632	5,024,168
United Airlines, Inc. 5.87%, 04/21/28		4,987,374	4,622,697
TOTAL BANK DEBTS (Cost $50,199,651)			47,996,108
CORPORATE BONDS	14.0%
Arrow Bidco LLC(a) 9.50%, 03/15/24		3,310,000	3,252,075

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CCO Holdings LLC(a) 5.50%, 05/01/26		$5,000,000	$4,878,550
Centene Corp. 4.25%, 12/15/27		5,000,000	4,667,350
Charter Communications Operating LLC 4.91%, 07/23/25		5,000,000	5,011,600
CSC Holdings LLC(a) 7.50%, 04/01/28		3,000,000	2,505,000
Freedom Mortgage Corp.(a) 8.13%, 11/15/24		7,000,000	6,038,620
Frontier Communications Holdings LLC(a) 8.75%, 05/15/30		10,000,000	10,109,900
LABL, Inc.(a) 10.50%, 07/15/27		11,582,000	10,076,340
Par Pharmaceutical, Inc.(a) 7.50%, 04/01/27		5,000,000	3,800,000
Surgery Center Holdings, Inc.(a) 10.00%, 04/15/27		13,000,000	12,592,383
T-Mobile U.S.A., Inc.(a) 2.25%, 02/15/26		5,000,000	4,499,466
TransDigm, Inc.(a) 6.25%, 03/15/26		5,000,000	4,818,750
Verscend Escrow Corp.(a) 9.75%, 08/15/26		4,060,000	3,948,350
VICI Properties L.P.(a) 4.25%, 12/01/26		10,000,000	9,133,100
VICI Properties L.P.(a) 3.50%, 02/15/25		2,000,000	1,870,845
TOTAL CORPORATE BONDS (Cost $93,365,523)			87,202,329
FOREIGN ISSUER BONDS	5.2%
Bausch Health Cos., Inc.(a) 5.50%, 11/01/25		10,000,000	8,782,850
Clear Channel International B.V.(a) 6.63%, 08/01/25		5,000,000	4,650,000
Latam Finance Ltd. 7.00%, 03/01/26		20,000,000	18,986,389
TOTAL FOREIGN ISSUER BONDS (Cost $34,175,668)			32,419,239
MORTGAGE-BACKED SECURITIES	26.5%
PRIVATE	16.7%
Home Equity	8.5%
Angel Oak Mortgage Trust Series 2022-3(a)(c) 4.20%, 01/10/67		6,814,093	6,492,029
Barclays Mortgage Loan Trust Series 2022-INV1(a)(c) 4.54%, 02/25/62		8,472,800	6,981,328
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		272,073	195,893

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.61% on 8/25/22)(g)(h) 6.04%, 06/25/21		$15	$593,730
CWHEQ Home Equity Loan Trust Series 2006-S5(h) 5.75%, 06/25/35		36	1,805,000
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.60%, 0.40% Floor)(b) 0.66%, 05/25/36		2,731,000	2,377,677
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(b) 2.12%, 05/25/36		2,695,000	2,441,270
Home Equity Mortgage Trust Series 2006-1 (Step to 5.71% on 7/25/22)(g) 5.80%, 05/25/36		484,523	458,553
Home Equity Mortgage Trust Series 2006-3 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(b) 2.08%, 09/25/36		2,708,000	6,107
Home Equity Mortgage Trust Series 2006-3 (Step to 5.96% on 7/25/33)(g) 5.97%, 09/25/36		2,981,491	2,744,731
Home Equity Mortgage Trust Series 2006-3 (Step to 6.08% on 10/25/32)(g) 6.09%, 09/25/36		4,976,000	1,899,684
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(b) 2.12%, 11/25/36		1,354,000	3,971
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(b) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4(i) 6.17%, 11/25/36		5,244,703	4,840,672
Home Equity Mortgage Trust Series 2006-4(i) 6.23%, 11/25/36		3,943,796	1,903,601
Home Equity Mortgage Trust Series 2006-5 (Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor)(b) 2.02%, 01/25/37		325,277	46,474
Home Equity Mortgage Trust Series 2006-5 (Step to 1.47% on 2/25/37)(g) 6.00%, 01/25/37		8,328,255	7,672,834
Imperial Fund Mortgage Trust Series 2022-NQM4(a)(c) 5.04%, 06/25/67		4,000,000	3,342,290
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.44% Floor)(b) 2.06%, 12/25/38		1,196,427	879,374
JP Morgan Resecuritization Trust Series 2009-7(a)(c) 7.00%, 09/27/37		9,590,011	4,636,840

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
PRPM Trust Series 2022-INV1(a)(c) 4.44%, 04/25/67		$2,600,000	$1,987,625
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(b)(j) 4.28%, 07/25/36		11,965,643	1,745,956
Total Home Equity (Cost $53,173,326)			53,055,767
Commercial Mortgage-Backed Securities	8.2%
CSMC Series 2022-CNTR (Floating, CME Term SOFR 1M + 3.94%, 4.09% Floor)(a)(b) 5.22%, 01/15/24		50,000,000	46,097,075
CSMC Trust Series 2022-NQM4(a)(c) 4.82%, 06/25/67		5,000,000	4,803,229
Total Commercial Mortgage-Backed Securities (Cost $54,169,814)			50,900,304
U.S. GOVERNMENT AGENCIES	9.8%
FREMF Mortgage Trust Series 2019-KF59 (Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Floor)(a)(b) 7.12%, 02/25/29		34,210,411	34,584,875
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(j) 2.43%, 11/20/51		192,075,959	5,741,208
Government National Mortgage Association Series 2021-70(c)(j) 0.72%, 04/16/63		291,072,600	20,676,517
TOTAL U.S. GOVERNMENT AGENCIES (Cost $71,592,154)			61,002,600
TOTAL MORTGAGE-BACKED SECURITIES (Cost $178,935,294)			164,958,671
U.S. TREASURY OBLIGATIONS	12.1%
U.S. Treasury Bill(k) 0.96%, 07/19/22		75,000,000	74,961,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,962,594)			74,961,656
MUNICIPAL BONDS	5.8%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond(l) 7.50%, 08/20/40		35,477,576	31,220,267
Puerto Rico Commonwealth Notes, Subseries CW(m) 0.00%, 11/01/43		10,000,000	4,975,000
TOTAL MUNICIPAL BONDS (Cost $37,410,706)			36,195,267

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	8.7%
Northern Institutional Treasury Portfolio (Premier Class), 1.16%(n)		54,290,284	$54,290,284
TOTAL SHORT-TERM INVESTMENTS (Cost $54,290,284)			54,290,284
TOTAL INVESTMENTS (Cost $693,175,224)	106.2%		661,185,343
NET OTHER ASSETS (LIABILITIES)	(6.2%)		(38,740,689)
NET ASSETS	100.0%		$622,444,654

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Floating rate security. The rate presented is the rate in effect at June 30, 2022, and the related index and spread are shown parenthetically for each security.
(c)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)Security valued pursuant to Level 3 unobservable inputs.
(e)Equity tranche security.
(f)Position is unfunded. Contract rate was not determined at June 30, 2022 and does not take effect until drawn.
(g)Step coupon bond. Rate as of June 30, 2022 is disclosed.
(h)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(i)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(j)Interest only security
(k)Discount rate at the time of purchase.
(l)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(m)These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(n)7-day current yield as of June 30, 2022 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation